Subsequent Events (Details) - USD ($) shares in Thousands, $ in Thousands	Aug. 09, 2023	Jul. 14, 2023	Mar. 29, 2023
Class A Common Stock par value $0.01 per share
Subsequent Event [Line Items]
Stock repurchase program, authorized amount			$ 250,000
Subsequent Event | Class A Common Stock par value $0.01 per share
Subsequent Event [Line Items]
Stock repurchase program, remaining authorized repurchase amount	$ 160,000
Subsequent Event | DDTL Facility | MSG Entertainment | Class A Common Stock par value $0.01 per share | Sphere Entertainment
Subsequent Event [Line Items]
Debt conversion, converted instrument, shares issued (in shares)	1,923
Subsequent Event | DDTL Facility | Unsecured Debt
Subsequent Event [Line Items]
Face amount		$ 65,000